NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2011
NOTES RECEIVABLE
NOTES RECEIVABLE
NOTE 7 - NOTES RECEIVABLE

Notes Receivable - Related Party

The following is a summary of amounts due from related parties, including accrued interest separately recorded, as of December 31, 2011:

Related party	Nature of relationship	Terms of the agreement	Principal amount	Accrued Interest

Secure eHealth	Secure eHealth was a 100% owned subsidiary of the Company until December 2011. (see Note 5) Scott Haire is the managing member of Secure eHealth.	Unsecured line of credit 0% interest, due on demand.	$ 293,233	$0

Commercial Holding, AG	Commercial Holding AG, LLC has provided previous lines of credit to affiliates of WMT.	Unsecured note with interest accrued at rate of 10% per annum, due on demand.	500,000	8,472

MAH Holding, LLC	MAH Holding, LLC has provided previous lines of credit to affiliates of WMT.	Unsecured note with interest accrued at 10% per annum, due on demand.	166,216	113,618
TOTAL			$959,449	$122,090

The following is a summary of amounts due from related parties, including accrued interest separately recorded, as of December 31, 2010:

Related party	Nature of relationship	Terms of the agreement	Principal amount	Accrued Interest
HEB, LLC	Scott Haire is the managing member of HEB	Unsecured $800,000 line of credit with interest accrued at 10% per annum, due on demand.	$13,782	$45,299

Notes Receivable

The Private Access Note is with an unrelated company and the loan of $1,500,000 accrues interest at 9% per annum from the day of purchase to the maturity date of July 31, 2013.  As of December 31, 2011 the Company has accrued $413,048 interest and has established an allowance for this same amount.  According to the terms of the Assignment and Assumption Agreement between VHGI, Private Access, Inc. ("Private Access") and the Company, VHGI assigned all rights, title and interest in the Private Access Note, including the right to serve as collateral agent for the collateral pledged as security by Private Access, to the Company.  Under the terms of the Security Agreement dated August 3, 2009, which was assigned to the Company by VHGI, the Company, along with other investors, holds pro rata security interests in all property of Private Access including its intellectual property.

The Company has five $50,000 5% secured notes, with the same unrelated party for a total balance of $250,000.  The notes were received as part of the June 21, 2011 note payable and warrant purchase agreement (see note 8).  Each $50,000 5% secured note receivable has a maturity date 49 months from the initial funding.  As of December 31, 2011, the principal balance receivable on these notes is $250,000.   As of this same date, $7,431 of interest receivable has been accrued.